Provisions - Schedule of Workers’ Profit Sharing (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Workers’ Profit Sharing [Abstract]
Cost of sales, note 20	S/ 21,094	S/ 19,334	S/ 15,244
Administrative expenses, note 20	20,891	15,669	15,210
Selling and distribution expenses, note 20	3,270	4,139	3,804
Investment	97	81	1,000
Workers’ profit	S/ 45,352	S/ 39,223	S/ 35,258